Interim Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Interest income
Loans	[1]	$ 5,827	$ 7,376	$ 12,017	$ 15,392
Securities
Interest	[1]	875	1,578	1,824	3,295
Dividends	[1]	443	416	838	951
Deposits with banks	[1]	81	105	157	225
Total interest income	[1]	7,226	9,475	14,836	19,863
Interest expense (Note 19)
Deposits		964	2,454	2,095	5,654
Securitization liabilities		84	99	160	225
Subordinated notes and debentures		92	106	186	213
Other		251	616	530	1,402
Total interest expense		1,391	3,275	2,971	7,494
Net interest income		5,835	6,200	11,865	12,369
Non-interest income
Investment and securities services		1,550	1,353	3,060	2,632
Credit fees		357	352	715	687
Net securities gain (loss) (Note 5)		(47)	(12)	(27)	(2)
Trading income (loss)		69	368	341	684
Income (loss) from non-trading financial instruments at fair value through profit or loss		48	(90)	116	(78)
Income (loss) from financial instruments designated at fair value through profit or loss		(232)	(84)	(258)	(58)
Service charges		628	654	1,271	1,389
Card services		557	510	1,152	1,130
Insurance revenue		1,088	1,127	2,316	2,258
Other income (loss)		375	150	489	126
Total non-interest income		4,393	4,328	9,175	8,768
Total revenue		10,228	10,528	21,040	21,137
Provision for (recovery of) credit losses (Note 6)		(377)	3,218	(64)	4,137
Insurance claims and related expenses		441	671	1,221	1,451
Non-interest expenses
Salaries and employee benefits (Notes 13,14)		3,125	2,927	6,281	5,960
Occupancy, including depreciation		488	462	1,033	900
Technology and equipment, including depreciation		423	408	827	785
Amortization of other intangibles		173	205	353	407
Communication and marketing		272	278	539	591
Restructuring charges (recovery)		17	(3)	41	(8)
Brokerage-related and sub-advisory fees		108	94	206	179
Professional, advisory and outside services		349	361	662	699
Other		774	389	1,571	1,075
Total non-interest expenses		5,729	5,121	11,513	10,588
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		4,435	1,518	8,370	4,961
Provision for (recovery of) income taxes		962	250	1,789	909
Net income	[2],[3]	3,695	1,515	6,972	4,504
Preferred dividends		65	68	130	135
Net income available to common shareholders		$ 3,630	$ 1,447	$ 6,842	$ 4,369
Earnings per share (Canadian dollars) (Note 16)
Basic		$ 2.00	$ 0.80	$ 3.77	$ 2.42
Diluted		1.99	0.80	3.76	2.42
Dividends per common share (Canadian dollars)		$ 0.79	$ 0.79	$ 1.58	$ 1.53
Schwab and TD Ameritrade [member]
Non-interest expenses
Share of net income from investment in Schwab and TD Ameritrade (Note 7)		$ 222	$ 247	$ 391	$ 452

[1]	Includes $6,397 million and $13,185 million, for the three and six months ended April 30, 2021, respectively (three and six months ended April 30, 2020 - $7,967 million and $16,569 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 19.
[2]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[3]	The amounts are net of income tax provisions (recoveries) presented in the following table.